Condensed Statements of Operations (Unaudited) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Jet Token, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Stock based compensation	$ 1,407,044	$ 1,151,092	$ 2,755,087	$ 2,371,247	$ 12,690,091	$ 6,492,653	$ 12,690,091